Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions
(3) Acquisitions
Acquisitions in 2010
(a) P&C segment
On December 31, 2009 and March 30, 2010, the Group entered into agreements to acquire an addition 41% equity interest in Hebei Fanlian Insurance Agency Co., Ltd. (“Fanlian”), Shandong Fanhua Mintai Insurance Agency Co., Ltd. (“Mintai”) and Ningbo Baolian Insurance Agency Co., Ltd. (“Baolian”) at a cash consideration of RMB52,000, RMB90,000 and RMB60,000, respectively, bringing the Group’s shareholdings in Fanlian, Mintai and Baolian from 10% to 51%. The acquisitions of Fanlian, Mintai and Baolian were completed on January 1, 2010 and April 1, 2010 respectively. The selling shareholders of Fanlian, Mintai and Baolian agree to transfer 5% interest in Fanlian, Mintai and Baolian to the Company for RMB0.001 if Fanlian, Mintai and Baolian fail to meet performance target in years 2010 to 2012. In addition, the selling shareholders of Fanlian, Mintai and Baolian agree to return up to RMB9,000, RMB13,500 and RMB9,000 to the Group, respectively, if performance criteria for years 2010 to 2012 cannot be met.
On September 27, 2010, the Group entered into agreements to acquire an additional 46% equity interest in Shengyang Fangda Insurance Agency Co., Ltd. (“Fangda”) for a total cash consideration RMB40,000, bringing its shareholdings in Fangda from 5% to 51%. The acquisition of Fangda was completed on October 1, 2010. The selling shareholder of Fangda agrees to transfer 5% interest in Fangda to the Company for RMB0.001 if Fangda fails to meet performance target in years 2011 to 2013. In addition, the selling shareholder of Fangda agrees to return up to RMB15,000 to the Group if performance criteria for years 2011 to 2013 cannot be met.
On July 29, 2010, the Group entered into an agreement to acquire 65.1% equity interest in Inscom Holding Limited (“Inscom”) and its subsidiaries and its VIE for a cash consideration RMB84,000. The acquisition of Inscom was completed on November 1, 2010.
The following table summarizes the estimated fair value for the acquirees assumed at the date of acquisition:

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Cash consideration for controlling interest	52,000	90,000	60,000	40,000	84,000
Fair value of previously held equity interest	10,530	16,900	11,270	3,344	—
Fair value of noncontrolling interests	51,580	82,820	55,210	32,776	37,380

Total consideration	114,110	189,720	126,480	76,120	121,380

The Group recognized investment income of RMB41,244 representing gains from re-measuring equity interests formerly held by the Company in Fanlian, Mintai, Baolian and Fangda at fair values on the date of completion of acquiring the additional equity interest.
The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Net tangible assets acquired	3,265	2,632	(411)	2,382	10,044
Intangible assets	20,880	17,850	12,760	12,111	17,680
Goodwill	95,185	173,608	117,093	64,500	98,076
Deferred tax assets	—	92	228	155	—
Deferred tax liability	(5,220)	(4,462)	(3,190)	(3,028)	(4,420)

Total consideration	114,110	189,720	126,480	76,120	121,380

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.
The acquired intangible assets were composed of the following:

		Fair Value Acquired
	Useful life	RMB
	(Years)	Fanlian	Mintai	Baolian	Fangda	Inscom
Trade name	9.4	—	—	—	—	8,140
Customer relationship	5.8-6.25	13,360	490	2,300	4,910	3,210
Non-compete agreement	5.8-6.25	6,640	16,880	10,020	6,311	—
Agency agreement	5.8-6.25	880	480	440	890	590
System and software	5.0-10.0	—	—	—	—	5,740

Total		20,880	17,850	12,760	12,111	17,680

The following unaudited pro forma information summarizes the effect of the acquisition, as if the acquisition had occurred as of January 1, 2009 and January 1, 2010. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2009 and January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:
Acquisition of Fanlian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,180,577	1,485,029
Pro forma income from operations	322,981	431,616
Pro forma net income	299,775	422,309
Pro forma net income per share	0.3285	0.4408
Acquisition of Mintai

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,154,934	1,485,639
Pro forma income from operations	322,948	430,649
Pro forma net income	299,494	421,817
Pro forma net income per share	0.3282	0.4403
Acquisition of Baolian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,157,672	1,486,220
Pro forma income from operations	323,474	430,684
Pro forma net income	299,474	421,714
Pro forma net income per share	0.3282	0.4402
Acquisition of Fangda

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,158,969	1,492,002
Pro forma income from operations	323,819	430,148
Pro forma net income	299,661	421,738
Pro forma net income per share	0.3284	0.4402
Acquisition of Inscom

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,169,207	1,490,068
Pro forma income from operations	328,576	426,688
Pro forma net income	304,225	415,734
Pro forma net income per share	0.3334	0.4339
(b) Headquarter
On December 31, 2009, the Group entered into an agreement to acquire 100% equity interest in Litian Zuoyue Software (Beijing) Co., Limited (“Litian”) for a total cash consideration RMB0.002. Litian is a company qualified as software company and exempted from PRC income tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. The estimated fair value of liabilities acquired assumed at the date of acquisition amounted to RMB9,007 and intangible assets of RMB9,007 was recorded. Such acquisition was completed on January 1, 2010 and accounted as acquisition of assets.
Acquisitions in 2009
(a) Claims Adjusting segment
On June 1, 2009, the Group entered into an agreement to acquire 100% equity interest in Shenzhen Fanhua Property and Casualty Insurance Surveyors & Loss Adjustors Co., Ltd. (formerly known as Shenzhen Hongzhengda Insurance Surveyors & Loss Adjustors Co., Ltd.) (“Hongzhengda”) for a total purchase consideration RMB30,000, through a VIE, Fanhua Surveyors & Loss Adjustors Co., Ltd, in which 51% equity interest was held by the Company. Hongzhengda is a company specializing in the provision of claims adjusting services related to non-automobile property and casualty insurance.
The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

RMB
Net tangible assets acquired	3,597
Intangible assets	11,290
Goodwill	16,940
Deferred tax liability	(1,827)

Total consideration	30,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.
The acquired intangible assets were composed of the following:

	Useful life	Fair value acquired
	(Years)	RMB
Brand name	Indefinite	3,980
Customer relationship	5.6	5,910
Non-compete agreement	3.0	410
Agency agreement	5.6	990

Total		11,290

The following unaudited pro forma information summarizes the effect of the acquisition, as if the acquisition had occurred as of January 1, 2008 and January 1, 2009. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2008 and January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2008	2009
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	869,361	1,161,248
Pro forma income from operations	210,580	325,572
Pro forma net income	192,691	300,132
Pro forma net income per share	0.2112	0.3289
(b) P&C segment
On March 31, 2009, the Group entered into agreements to acquire an additional 41% equity interest in Hangzhou Fanhua Zhixin Insurance Agency Co., Ltd. (“Zhixin”) bringing its shareholdings from 10% to 51% and an additional 46% equity interest in Henan Fnahua Anlian Insurance Agency Co., Ltd. (formerly known as Zhengzhou Fanhua Anlian Insurance Agency Co., Ltd.) (“Anlian”) bringing its shareholdings from 5% to 51%.
The Group paid cash consideration totaling RMB2,000 on acquisition date and shall pay up to RMB99,000 and RMB39,000 additional considerations in cash to the former shareholders of Zhixin and Anlian, respectively, contingent on Zhixin and Anlian meeting certain earnings targets on or prior to December 31, 2011.

	Zhixin	Anlian
	RMB	RMB
Cash consideration on acquisition date	1,000	1,000
Fair value of previously held equity interest	16,250	2,730
Fair value of noncontrolling interests	79,600	26,720
Contingent consideration payables at fair value on acquisition date	85,500	31,580

Total consideration	182,350	62,030

The Group recognized investment income of RMB18,905 representing gains from re-measuring the 10% and 5% equity interests formerly held by the Company in Zhixin and Anlian at fair values on April 1, 2009.
The recorded purchase price for all acquisitions consummated after January 1, 2009 will include an estimation of the fair value of liabilities associated with any potential earn-out provisions. Subsequent changes in the fair value of earn-out obligations will be recorded in the consolidated statement of income when incurred. The change to the fair value of earn-out obligations recorded in net income for the year ended December 31, 2009 was RMB5,946.
On August 30, 2009, the Group entered into supplemental agreements with the selling shareholders of Anlian and Zhixin agreeing to fully settle the contingent consideration payables at carrying amounts as of June 30, 2009 of RMB90,000 and RMB33,000, respectively, before the earn-out obligations are met. In addition, pursuant to the supplemental agreements August 30, 2009, the selling shareholder of Anlian has agreed to return up to RMB8,000 to the Group if performance criteria for years 2010 and 2011 cannot be met and the selling shareholder of Zhixin has agreed to return up to RMB23,000 to the Group if performance criteria for years 2009, 2010 and 2011 cannot be met.
The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

	Zhixin	Anlian
	RMB	RMB
Net tangible assets (liabilities) acquired	(394)	268
Intangible assets	18,090	8,240
Goodwill	168,953	55,524
Deferred tax assets	223	58
Deferred tax liability	(4,522)	(2,060)

Total	182,350	62,030

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.
The acquired intangible assets were composed of the following:

		Fair value acquired
	Useful life	RMB
	(Years)	Zhixin	Anlian
Customer relationship	5.8	720	1,010
Non-compete agreement	5.8	16,590	6,810
Agency agreement	5.8	780	420

Total		18,090	8,240

The following unaudited pro forma information summarizes the effect of the acquisition, as if the acquisition had occurred as of January 1, 2008 and January 1, 2009. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2008 and January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2008	2009
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	844,265	1,157,538
Pro forma income from operations	204,209	324,987
Pro forma net income	187,279	299,916
Pro forma net income per share	0.2052	0.3287